Summary of Accounting Policies (Policies) - EBP 102	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan have been prepared on the accrual basis of accounting.
Use of Estimates
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein. Actual results could differ from those estimates.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. A participant loan is in default if loan repayments are delinquent beyond the end of the Plan’s grace period. Defaulted loans are treated as an offset distribution or deemed distribution for tax purposes and become taxable income to the participant in the year in which the default occurs. In the case of an offset distribution, the participant loan balance is reduced and a distribution is recorded on the participant’s account.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan’s interest in the Master Trust is reported at fair value. The investment in the Master Trust represents the Plan's interest in the net assets of the Master Trust. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The Statement of Changes in Net Assets Available for Benefits reflects the net increase/(decrease) in the Plan’s interest in the Master Trust which consists of the realized gains or losses and the unrealized appreciation/(depreciation) in fair value, as well as interest and dividends earned.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Interest earned on investments is recorded on the accrual basis. Net appreciation/(depreciation) includes gains and losses on investments bought and sold, as well as held during the year.